Fair Value of Financial Instruments - Fair Value (Table) (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Fair Value Of Financial Instruments
Cash and cash equivalents - Book Value		$ 53,591	$ 94,881
Cash and cash equivalents - Fair Value		53,591	94,881
Restricted cash - Book Value		84,260	16,303
Restricted cash - Fair Value		84,260	16,303
Investments in available-for-sale securities - Book Value		219	222
Investments in available-for-sale securities - Fair Value		219	222
Senior and ship mortgage notes, net - Book Value		(1,101,931)	(1,263,566)
Senior and ship mortgage notes, net - Fair Value		(1,142,545)	(1,054,616)
Long-term debt, including current portion - Book Value		(171,919)	(191,636)
Long-term debt, including current portion - Fair Value	[1]	(173,213)	(193,043)
Loans payable to affiliate companies, including current portion - Book Value		(112,634)	(129,227)
Loans payable to affiliate companies, including current portion - Fair Value		$ (112,634)	$ (129,227)

[1]	The fair value of the Company’s long-term debt is estimated based on currently available debt with similar contract terms, interest rates and remaining maturities, published quoted market prices as well as taking into account the Company’s creditworthiness.